Finance Liabilities	6 Months Ended
Jun. 30, 2023
Finance Liabilities
Finance Liabilities
6.

Finance Liabilities
The amount

of finance

liabilities shown

in the

accompanying consolidated

balance sheet

is analyzed

as
follows:
June 30, 2023 December 31, 2022
Finance liabilities 137,934 142,370
Less: Deferred financing costs

(1,323) (1,439)
Finance liabilities, net of deferred financing costs $ 136,611 $ 140,931
Less: Current finance liabilities, net of deferred financing costs,
current (9,020) (8,802)
Finance liabilities, excluding current maturities $ 127,591 $ 132,129
On March 29, 2022, the Company sold Florida

to an unrelated third party for $
50,000

(Note 3) and leased
back the

vessel under

a bareboat

agreement, for

a period

of
ten years
, under

which the

Company pays
hire,

monthly

in

advance.

Under

the

bareboat

charter,

the

Company

has

the

option

to

repurchase

the
vessel after the end of the third

year of the charter period, or each year

thereafter, until the termination of
the

lease,

at

specific

prices,

subject

to

irrevocable

and

written

notice

to

the

owner.

If

not

repurchased
earlier,

the

Company

has

the

obligation

to

repurchase

the

vessel

for

$
16,350
,

on

the

expiration

of

the
lease on the tenth year.

On August 17, 2022, the

Company entered into
two

sale and leaseback agreements with two

unaffiliated
Japanese

third

parties

for
New

Orleans

and
Santa

Barbara,
for

an

aggregate

amount

of

$
66,400
.

The
vessels were delivered

to their buyers

on September 8,

2022 and September 12,

2022, respectively and
the Company

chartered in

both vessels

under bareboat

charter parties for

a period

of
eight years , each,
and has purchase options beginning at the end of the

third year of each vessel's bareboat charter period,
or

each

year

thereafter,

until

the

termination

of

the

lease,

at

specific

prices,

subject

to

irrevocable

and
written notice to the

owner.

If not repurchased earlier,

the Company has the

obligation to repurchase the
vessels for $ 13,000 , each, on the expiration of each lease on the eighth year.
On December

6, 2022,

the Company

sold
DSI Andromeda

to an

unrelated third

party for

$
29,850

(Note
3)

and leased

back the

vessel

under a

bareboat agreement,

for

a period

of
ten years
,

under which

the
Company

pays

hire,

monthly

in

advance.

Under

the

bareboat

charter,

the

Company

has

the

option

to
repurchase the

vessel after

the end

of the

third year

of the

charter period,

or each

year thereafter,

until
the

termination of

the

lease, at

specific prices,

subject to

irrevocable and

written notice

to

the

owner.

If
not

repurchased

earlier,

the

Company

has

the

obligation

to

repurchase

the

vessel

for

$
8,050
,

on

the
expiration of the lease on the tenth year.
Under the bareboat charter parties, the Company is responsible for the operation and maintenance of the vessels and the

owner of the

vessels shall not

retain any control,

possession, or command of

the vessel
during the charter period.
The

Company

determined that,

under

ACS

842-40

Sale

and

Leaseback

Transactions,

the

transactions
are

failed

sales

and

consequently the

assets

were

not

derecognized from

the

financial

statements

and
the proceeds from the

sale of the vessels

were accounted for as financial

liabilities. As of June

30, 2023,
the

weighted

average

remaining

lease

term

of

the

above

lease

agreements

was
8.20

years

and

the
average interest rate was 4.83%.
As of

June 30,

2023, and

throughout the

term of

the leases,

the Company

has annual

finance liabilities
as shown in the table below:
Period Principal Repayment
Year 1 $ 9,244
Year 2 9,606
Year 3 10,012
Year 4 10,438
Year 5 10,916
Year 6 and

thereafter
87,718
Total $ 137,934